Schedule of Inventory, Current (Details) - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016	Nov. 30, 2017
Raw materials	$ 14,220		$ 36,040
Inventory Schedule Of Inventory, Current 1		$ 27,358
Finished goods	42,266		30,708
Inventory Schedule Of Inventory, Current 2		0
Work in progress	10,688		10,688
Inventory Schedule Of Inventory, Current 3		94,349
Inventory	67,174	134,724	$ 77,436
Inventory Schedule Of Inventory, Current 4		119,944
Inventory Schedule Of Inventory, Current 5		13,017
Inventory Schedule Of Inventory, Current 6		48,042
Inventory Schedule Of Inventory, Current 7		134,724
Inventory Schedule Of Inventory, Current 8		$ 167,986
Inventory Schedule Of Inventory, Current 1	14,220
Inventory Schedule Of Inventory, Current 2	27,358
Inventory Schedule Of Inventory, Current 3	42,266
Inventory Schedule Of Inventory, Current 4	94,349
Inventory Schedule Of Inventory, Current 5	10,688
Inventory Schedule Of Inventory, Current 6	13,017
Inventory Schedule Of Inventory, Current 7	67,174
Inventory Schedule Of Inventory, Current 8	$ 134,724